RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	$ 1,580	$ 1,545